T. ROWE PRICE Asia Opportunities Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 39.6%
Common Stocks 31.3%
Alibaba Group Holding (HKD) (1) 466,980 5,250
Beijing Capital International Airport, Class H (HKD) (1) 1,838,000 1,081
China Overseas Land & Investment (HKD)  1,582,500 4,373
China Overseas Property Holdings (HKD)  2,700,000 2,822
China Resources Mixc Lifestyle Services (HKD)  221,800 940
Country Garden Services Holdings (HKD)  371,000 827
ENN Energy Holdings (HKD)  198,400 3,236
JD.com, Class A (HKD)  65,604 1,957
Meituan, Class B (HKD) (1) 178,400 4,002
Pinduoduo, ADR (USD) (1) 17,300 848
Ping An Insurance Group, Class H (HKD)  540,000 3,174
Sino Biopharmaceutical (HKD)  2,092,000 1,213
Sunny Optical Technology Group (HKD)  163,900 2,217
Tencent Holdings (HKD)  216,400 8,364
Tsingtao Brewery, Class H (HKD)  300,000 2,930
Yum China Holdings (HKD)  81,326 3,808
Yum China Holdings (USD)  38,688 1,885
Zhongsheng Group Holdings (HKD)  417,500 2,390
51,317
Common Stocks - China A Shares 8.3%
Fuyao Glass Industry Group, A Shares (CNH)  268,500 1,635
Glodon, A Shares (CNH)  115,200 794
Haier Smart Home, A Shares (CNH)  223,900 825
Hongfa Technology, A Shares (CNH)  542,220 3,310
Jiangsu Hengrui Medicine, A Shares (CNH)  110,440 579
Shenzhen Inovance Technology, A Shares (CNH)  137,950 1,355
Songcheng Performance Development, A Shares (CNH)  1,982,720 3,772
Yixintang Pharmaceutical Group, A Shares (CNH)  364,500 1,354
13,624
Total China (Cost
$72,840
)
64,941
HONG KONG 8.0%
Common Stocks 8.0%
AIA Group  694,000 6,973
DFI Retail Group Holdings (USD)  457,600 1,283
HKT Trust & HKT  2,123,000 2,975
Hysan Development  597,000 1,830
Total Hong Kong (Cost
$12,425
)
13,061
T. ROWE PRICE Asia Opportunities Fund

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
INDIA 15.9%
Common Stocks 15.9%
Asian Paints  36,796 1,554
Axis Bank  401,823 3,690
HDFC Bank  227,009 4,152
HDFC Life Insurance  291,355 2,044
Hindustan Unilever  64,251 2,142
Infosys, ADR (USD)  124,300 2,423
Kotak Mahindra Bank  198,408 4,566
Maruti Suzuki India  14,211 1,580
Shriram Transport Finance  136,143 2,387
Voltas  127,349 1,614
Total India (Cost
$22,015
)
26,152
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  5,016,600 2,495
Unilever Indonesia  1,116,900 340
Total Indonesia (Cost
$2,408
)
2,835
NETHERLANDS 1.6%
Common Stocks 1.6%
ASML Holding  4,465 2,566
Total Netherlands (Cost
$1,085
)
2,566
PHILIPPINES 4.3%
Common Stocks 4.3%
BDO Unibank  745,258 1,618
Jollibee Foods  792,520 2,894
Philippine Seven (1) 1,491,721 1,711
Universal Robina  413,460 832
Total Philippines (Cost
$8,307
)
7,055
SINGAPORE 5.0%
Common Stocks 5.0%
ComfortDelGro  3,423,200 3,522
DBS Group Holdings  118,000 2,693
Sea, ADR (USD) (1) 25,400 1,938
Total Singapore (Cost
$8,988
)
8,153

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 7.3%
Common Stocks 7.3%
AMOREPACIFIC Group  53,194 1,514
Coupang (USD) (1) 31,672 548
LG Uplus  200,307 1,930
NAVER  11,394 2,279
Samsung Electronics  121,125 5,733
Total South Korea (Cost
$11,676
)
12,004
TAIWAN 13.5%
Common Stocks 13.5%
Chailease Holding  567,269 4,034
MediaTek  66,000 1,521
Taiwan Semiconductor Manufacturing, ADR (USD)  176,096 15,581
Vanguard International Semiconductor  421,000 1,014
Total Taiwan (Cost
$14,218
)
22,150
THAILAND 1.6%
Common Stocks 1.6%
Airports of Thailand (1) 714,200 1,363
CP ALL  741,500 1,243
Total Thailand (Cost
$3,080
)
2,606
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 2.03% (2)(3) 3,265,016 3,265
Total Short-Term Investments (Cost $3,265) 3,265
Total Investments in Securities 100.5%
(Cost $160,307) $ 164,788
Other Assets Less Liabilities (0.5)% (806)
Net Assets 100.0% $ 163,982
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Asia Opportunities Fund

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ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 7 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 7 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 3,789 ¤ ¤ $ 3,265
T. Rowe Price Short-Term Fund 1 ¤ ¤ —
Total $ 3,265 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,265.

T. ROWE PRICE Asia Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Asia Opportunities Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Asia Opportunities Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Asia Opportunities Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Asia Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F104-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,223 $ 138,300 $ — $ 161,523
Short-Term Investments 3,265 — — 3,265
Total $ 26,488 $ 138,300 $ — $ 164,788